Issued Capital and Reserves - Summary of Preferred Shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 shares
Series X Preferred Stock Classified as Liability [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Stock Shares Issued During the Period	2,033,320